111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

January 6, 2017

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
 Washington, D.C.  20549

RE:	Amplify ETF Trust

To Whom It May Concern:

 On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting the Registrant’s registration statement on Form N-1A (the “Registration Statement”) for the purpose of registering shares of the Amplify YieldShares Oil Hedged MLP Fund under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure